GLVEY-STAT SUP-1

Statutory Prospectus Supplement dated January 26, 2017

Important Notice Regarding Changes to the Investment Strategy of Invesco Global Low Volatility Equity Yield Fund

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Global Low Volatility Equity Yield Fund

The Board of Trustees of AIM Growth Series (Invesco Growth Series) has approved changes to Invesco Global Low Volatility Equity Yield Fund’s (the “Fund”) principal investment strategies, effective on or about February 24, 2017.

Accordingly, effective on or about February 24, 2017, the Fund’s Statutory Prospectus will be revised as follows:

1.	The following information replaces in its entirety the information appearing in the third and fourth paragraphs under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund will invest in derivative instruments including futures contracts and forward foreign currency contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.

The Fund also will use futures contracts, including currency futures, and forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund intends to use currency futures and forward foreign currency contracts to hedge all or substantially all of its foreign currency exposure to the U.S. dollar.”

2.	The following sentence replaces in its entirety the first sentence in the renumbered sixth paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund seeks to provide a higher level of income (before taxes) than the MSCI World 100% Hedged to USD IndexSM (the benchmark index) while still achieving the highest return available given a lower volatility target.”

3.	The following information replaces in its entirety the information appearing in the table under the heading “Fund Summary – Performance Information – Average Annual Total Returns”:

“Average Annual Total Returns (for the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class A shares: Inception (9/15/1997)
Return Before Taxes	-12.14%	4.47%	2.33%
Return After Taxes on Distributions	-13.31	3.81	1.26
Return After Taxes on Distributions and Sale of Fund Shares	-6.48	3.46	1.81

Class B shares: Inception (9/15/1997)	-12.12	4.56	2.29

Class C shares: Inception (1/2/1998)	-8.63	4.90	2.14

Class R shares: Inception (10/31/2005)	-7.24	5.43	2.66

Class Y shares[1]: Inception (10/3/2008)	-6.75	5.94	3.09

MSCI World IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	-0.87	7.59	4.98

MSCI World 100% Hedged to USD IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)[2]	2.01	9.53	5.27

Lipper Global Equity Income Funds Index	-2.55	5.59	—

GLVEY STAT SUP-1

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GLVEY-STAT SUP-1

[1]	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	The Fund has elected to use the MSCI World 100% Hedged to USD Index to represent its style specific benchmark rather than the MSCI World Index because the MSCI World 100% Hedged to USD Index more closely reflects the Fund’s strategy to hedge its foreign currency exposure.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

4.	The following information replaces in its entirety the information appearing in the fourth and fifth paragraphs under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“The Fund will invest in derivative instruments including futures contracts and forward foreign currency contracts.

A futures contact is a standardized agreement between two parities to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances. The Fund also will use futures contracts, including currency futures, to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.”

5.	The following information is added as new sixth and seventh paragraphs under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund intends to use currency futures contracts and forward foreign currency contracts to hedge all or substantially all of its foreign currency exposure to the U.S. dollar.”

6.	The following sentence replaces in its entirety the first sentence in the renumbered eighth paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“The Fund seeks to provide a higher level of income (before taxes) than the MSCI World 100% Hedged to USD IndexSM (the benchmark index) while still achieving the highest return available given a lower volatility target.”

7.	The following information is added under the heading “Benchmark Descriptions”:

“MSCI World 100% Hedged to USD Index is an unmanaged index considered representative of stocks of developed countries. The index is 100% hedged to the U.S. dollar.”

GLVEY STAT SUP-1

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AGS-STATSUP-3

Statutory Prospectus Supplement dated January 26, 2017

Important Notice Regarding Changes to the Investment Strategy of Invesco Global Low Volatility Equity Yield Fund

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Alternative Strategies Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Quality Income Fund

Invesco Small Cap Growth Fund

The Board of Trustees of AIM Growth Series (Invesco Growth Series) has approved changes to Invesco Global Low Volatility Equity Yield Fund’s (the “Fund”) principal investment strategies, effective on or about February 24, 2017.

Accordingly, effective on or about February 24, 2017, the Fund’s Statutory Prospectus will be revised as follows:

1.	The following information replaces in its entirety the information appearing in the third and fourth paragraphs under the heading “Fund Summaries – Invesco Global Low Volatility Equity Yield Fund - Principal Investment Strategies of the Fund”:

“The Fund will invest in derivative instruments including futures contracts and forward foreign currency contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.

The Fund also will use futures contracts, including currency futures, and forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund intends to use currency futures and forward foreign currency contracts to hedge all or substantially all of its foreign currency exposure to the U.S. dollar.”

2.	The following sentence replaces in its entirety the first sentence in the renumbered sixth paragraph under the heading “Fund Summaries – Invesco Global Low Volatility Equity Yield Fund - Principal Investment Strategies of the Fund”:

“The Fund seeks to provide a higher level of income (before taxes) than the MSCI World 100% Hedged to USD IndexSM (the benchmark index) while still achieving the highest return available given a lower volatility target.”

3.	The following information replaces in its entirety the information appearing in the table under the heading “Fund Summaries – Invesco Global Low Volatility Equity Yield Fund – Performance Information – Average Annual Total Returns”:

“Average Annual Total Returns (for the periods ended December 31, 2015)

	1 Year	5 Years	10 Years
Class R5 shares: Inception (4/30/2004)
Return Before Taxes	-6.66%	6.21%	3.45%
Return After Taxes on Distributions	-8.04	5.43	2.27
Return After Taxes on Distributions and Sale of Fund Shares	-3.31	4.85	2.68

MSCI World IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	-0.87	7.59	4.98

MSCI World 100% Hedged to USD IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)[1]	2.01	9.53	5.27

Lipper Global Equity Income Funds Index	-2.55	5.59	—

AGS-STATSUP-3

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AGS STAT SUP-3

[1]	The Fund has elected to use the MSCI World 100% Hedged to USD Index to represent its style specific benchmark rather than the MSCI World Index because the MSCI World 100% Hedged to USD Index more closely reflects the Fund’s strategy to hedge its foreign currency exposure.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.”

4.	The following information replaces in its entirety the information appearing in the fourth and fifth paragraphs under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Global Low Volatility Equity Yield Fund - Objective(s) and Strategies”:

“The Fund will invest in derivative instruments including futures contracts and forward foreign currency contracts.

A futures contact is a standardized agreement between two parities to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances. The Fund also will use futures contracts, including currency futures, to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.”

5.	The following information is added as new sixth and seventh paragraphs under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Global Low Volatility Equity Yield Fund - Objective(s) and Strategies”:

“A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund intends to use currency futures contracts and forward foreign currency contracts to hedge all or substantially all of its foreign currency exposure to the U.S. dollar.”

6.	The following sentence replaces in its entirety the first sentence in the renumbered eighth paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Global Low Volatility Equity Yield Fund - Objective(s) and Strategies”:

“The Fund seeks to provide a higher level of income (before taxes) than the MSCI World 100% Hedged to USD IndexSM (the benchmark index) while still achieving the highest return available given a lower volatility target.”

7.	The following information is added under the heading “Benchmark Descriptions”:

“MSCI World 100% Hedged to USD IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is 100% hedged to the U.S. Dollar.”

AGS STAT SUP-3

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